Investments	12 Months Ended
Mar. 31, 2018
Disclosure Of Investments [Abstract]
Investments

21. Investments

At 31 March	2018 £m	2017 £m	2016 £m

Non-current assets
Available-for-sale	46	37	39
Amounts owed by ultimate parent company	2,983	1,371	1,409
Amounts owed by parent company	10,318	10,191	10,510
Fair value through profit or loss	7	7	7
	13,354	11,606	11,965
Current assets
Available-for-sale	2,575	1,437	2,878
Amounts owed by ultimate parent company	34	28	26
Amounts owed by parent company	168	192	327
Loans and receivables	447	83	40
	3,224	1,740	3,271

Loans and receivables are held on the balance sheet at amortised cost and this approximates fair value. Loans and receivables consist of investments in term deposits denominated in Sterling of £416m (2016/17: £35m, 2015/16: £10m), in US Dollars of £27m (2016/17: £30m, 2015/16: £30m) and in other currencies £4m (2016/17: £18m, 2015/16: £nil).

Fair value hierarchy At 31 March 2018	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m

Non-current and current investments
Available-for-sale investments	32	2,575	14	2,621
Fair value through profit or loss	7	–	–	7
Total	39	2,575	14	2,628

At 31 March 2017	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m

Non-current and current investments
Available-for-sale investments	21	1,437	16	1,474
Fair value through profit or loss	7	–	–	7
Total	28	1,437	16	1,481

At 31 March 2016	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m

Non-current and current investments
Available-for-sale investments	24	2,878	15	2,917
Fair value through profit or loss	7	–	–	7
Total	31	2,878	15	2,924

The three levels of valuation methodology used are:

Level 1 – uses quoted prices in active markets for identical assets or liabilities.

Level 2 – uses inputs for the asset or liability other than quoted prices, that are observable either directly or indirectly.

Level 3 – uses inputs for the asset or liability that are not based on observable market data, such as internal models or other valuation method.

Level 2 balances classified as available-for-sale consist of investments in liquidity funds denominated in Sterling of £2,180m (2016/17: £900m, 2015/16: £2,430m) and in Euros of £395m (2016/17: £537m, 2015/16: £448m). The fair value of liquidity fund is calculated by using notional currency amounts adjusted by year end spot exchange rates.

Level 3 balances consist of available-for-sale investments of £14m (2016/17: £16m, 2015/16: £15m) which represent investments in a number of private companies. In the absence of specific market data, these investments are held at cost, adjusted as necessary for impairments, which approximates to fair value.